SUPPLEMENT DATED MARCH 23, 2015
to

PROSPECTUS DATED MAY 1, 2012
FOR MFS REGATTA CHOICE

PROSPECTUS DATED MAY 1, 2008
FOR MFS REGATTA EXTRA

PROSPECTUSES DATED MAY 1, 2007
FOR MFS REGATTA CHOICE II AND MFS REGATTA FLEX II

PROSPECTUS DATED JULY 18, 2006
FOR MFS REGATTA CLASSIC

PROSPECTUSES DATED MAY 1, 2006
FOR MFS REGATTA FLEX-4 AND MFS REGATTA ACCESS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective April 30, 2015, the name of the MFS® Bond Portfolio will change to MFS® Corporate Bond Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Regattas 3/2015